Related Parties - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Key Management Personnel of Entity or Parent [member]
Statement [line items]
key personal remuneration	R$ 21,003	R$ 3,987